Assets Held for Sale / Liabilities Associated with Assets Held for Sale (Details Narrative) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Assets Held-for-sale, Not Part of Disposal Group		$ 0		$ 77,831
Repayments of Debt		$ 140,602	$ 106,107
Hamburg Commercial Bank AG [Member]
Property, Plant and Equipment [Line Items]
Repayments of Debt	$ 31,700
Navios Europe || [Member]
Property, Plant and Equipment [Line Items]
Assets Held-for-sale, Not Part of Disposal Group				1,845
Solstice N [Member]
Property, Plant and Equipment [Line Items]
Vessel type	2007-built container
Vessels capacity in DWT	44,023
Sale price	$ 10,780
Gain (Loss) on Disposition of Property Plant Equipment	$ 780
Allegro N [Member]
Property, Plant and Equipment [Line Items]
Vessel type	2014-built container
Vessels capacity in DWT	46,999
Sale price	$ 13,793
Gain (Loss) on Disposition of Property Plant Equipment	$ 938
Acrux N [Member]
Property, Plant and Equipment [Line Items]
Vessel type		2010-built
Vessels capacity in DWT		23,338
Vita N [Member]
Property, Plant and Equipment [Line Items]
Vessel type		2010-built
Vessels capacity in DWT		23,359
Ete N [Member]
Property, Plant and Equipment [Line Items]
Vessel type		2012-built
Vessels capacity in DWT		41,139
Fleur N [Member]
Property, Plant and Equipment [Line Items]
Vessel type		2012-built
Vessels capacity in DWT		41,130
Spectrum N [Member]
Property, Plant and Equipment [Line Items]
Vessel type		2009-built
Vessels capacity in DWT		34,333
Acrux N, Vita N, Ete N, Fleur N and Spectrum N [Member]
Property, Plant and Equipment [Line Items]
Sale price		$ 73,482
Gain (Loss) on Disposition of Property Plant Equipment		20,584
Containers [Member] | Navios Europe || [Member]
Property, Plant and Equipment [Line Items]
Assets Held-for-sale, Not Part of Disposal Group		$ 0		$ 75,920